PROJECT ASSETS (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Completed and connected to the grid [Member] CNY	Dec. 31, 2013 Completed and connected to the grid [Member] CNY	Dec. 31, 2014 Generated Electricity [Member] CNY	Dec. 31, 2013 Generated Electricity [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2014 Solar Power Plant Generated Electricity [Member] CNY	Dec. 31, 2013 Solar Power Plant Generated Electricity [Member] CNY
Property, Plant and Equipment [Line Items]
Project assets	$ 701,587,595	4,353,070,389	1,358,944,492		2,027,560,954	1,349,668,502
Revenues	1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449			243,840,336	76,719,737	1,607,066	237,539,126	76,719,737
Depreciation of property, plant and equipment	56,091,036	348,022,445	328,311,127	323,152,636			85,693,840	27,309,105
Project assets pledged		1,153,898,024